Financial Instruments - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Instruments
Bank time deposits	$ 791,730	$ 31,188
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Bank time deposits	791,730	31,188
Available-for-sale securities	4,279	5,274
Total	796,009	36,462
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Available-for-sale securities	4,279	5,274
Total	4,279	5,274
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits	791,730	31,188
Total	$ 791,730	$ 31,188